Property and Equipment, Net (Details 1) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,684,282	$ 9,222,774
Less - accumulated depreciation	(8,451,193)	(7,764,668)
Property and equipment, net	2,233,089	1,458,106
Shop machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,481,183	8,100,667
Computers and electronics [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	579,875	558,561
Office furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	348,911	341,214
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 274,313	$ 222,332